Reverse Recapitalization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jul. 23, 2021
Reverse Recapitalization (Details) [Line Items]
Purchase price, per share	$ 10
Conversion of notes payable	$ 1,500
Warrant exercise price	$ 11.5
Additional shares of common stock	19,999,988
Weighted average price of the common stock	$ 18
Common stock receiving a per share	$ 18
Description of exchange ratio	Each of the options to purchase Microvast, Inc.’s common stock that was outstanding before the Merger was converted into options to acquire Common Stock by computing the number of Common Stock and converting the exercise price based on the exchange ratio of 160.3 (the “Common Exchange Ratio”). Refer to Note 21. 1In connection with the Merger Agreement, Tuscan, MPS a subsidiary of Microvast, Inc., CL Investors ( refer to Note 14), some MPS minority investors, and certain other parties entered into a framework agreement (the “Framework Agreement”), pursuant to which, (1) the CL Investors waived their convertible loans issued on November 2, 2018, by MPS, in exchange for 6,719,845 shares of Common Stock of the Company and (2) the MPS minority investors waived their rights in MPS’s equity in exchange for 17,253,182 shares of Common Stock of the Company (refer to Note 18). Each capped non-vested share unit of Microvast, Inc. that was outstanding before the Merger was converted into a non-vested share unit of the Company by computing the number of shares and converting the capped price based on the Common Exchange Ratio. Refer to Note 21.
Shares subject to cancellation	1,687,500
Net proceeds	$ 705,129,000
Cash in connection with the PIPE financing	482,500,000
Cash held in Tuscan’s trust accoun	281,726,000
transaction costs	$ 58,175,000
Cancellation condition description	In connection with the Merger, the Sponsor and related parties entered into the amended escrow agreement, pursuant to which 1,687,500 shares owned by the Sponsor Group (“Escrow Shares”) are subject to cancellation on conditions that: (i) 50% of 1,687,500 shares shall be cancelled if the last sale price of the Common Stock does not equal or exceed $12.00 per share for any 20 trading days within any 30-trading day period prior to the fifth anniversary of the Closing, and (ii) 50% of 1,687,500 shares shall be cancelled if the last sale price of the Common Stock does not equal or exceed $15.00 per share for any 20 trading days within any 30-trading day period prior to the fifth anniversary of the Closing.
Escrow shares	1,687,500
Microvast Inc [Member]
Reverse Recapitalization (Details) [Line Items]
Shares issued	209,999,991
Bridge Notes [Member]
Reverse Recapitalization (Details) [Line Items]
Outstanding promissory notes issued		$ 57,500
Shares issued	6,736,106
PIPE Investors [Member]
Reverse Recapitalization (Details) [Line Items]
Shares issued	48,250,000
Sponsor [Member]
Reverse Recapitalization (Details) [Line Items]
Shares of common stock	150,000
Warrats to purchase of common stock	$ 150,000
Sponsor [Member] | Common Stock [Member]
Reverse Recapitalization (Details) [Line Items]
Shares of common stock	150,000
Tuscan public stockholders [Member]
Reverse Recapitalization (Details) [Line Items]
transaction costs	$ 922,000